Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [Line Items]
Revenue	$ 593,036	$ 303,922	$ 163,440
Non-Current Assets*	672,780	720,071
India [Member]
Disclosure of geographical areas [Line Items]
Revenue	564,284	298,245	161,313
Non-Current Assets*	663,857	711,292
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	195	69	32
Non-Current Assets*	299	378
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue	11,201	2,221	1,375
Non-Current Assets*	4,503	4,505
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue	1,337	18
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue	16,019	3,369	$ 720
Non-Current Assets*	$ 4,121	$ 3,896